FINANCIAL ASSETS AND LIABILITIES - Schedule Of Financial Assets And Liabilities (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
TRS (Notional)
Disclosure of detailed information about borrowings [line items]
Gross value	R$ 4,347,487
Financial Assets and Liabilities Comensated Amount	4,347,487
Net Value
TRS (Interest)
Disclosure of detailed information about borrowings [line items]
Gross value	6,704
Financial Assets and Liabilities Comensated Amount	6,704
Net Value
Total Retur Swap [Member]
Disclosure of detailed information about borrowings [line items]
Gross value	4,354,191
Financial Assets and Liabilities Comensated Amount	4,354,191
Net Value
Debentures (principal and exchange rate variation)
Disclosure of detailed information about borrowings [line items]
Gross value	4,347,487
Financial Assets and Liabilities Comensated Amount	4,347,487
Net Value
Debentures (interest)
Disclosure of detailed information about borrowings [line items]
Gross value	6,704
Financial Assets and Liabilities Comensated Amount	6,704
Net Value
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Gross value	4,354,191
Financial Assets and Liabilities Comensated Amount	4,354,191
Net Value